COMBINED STATEMENT OF COMPREHENSIVE OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net earnings	$ 32,183	$ 292,371	$ 24,608
Other comprehensive income (loss), net of income taxes:
Change in foreign currency translation adjustment	311	(6,444)	15,677
Change in unrealized gains and losses on available-for-sale marketable debt securities	(3)	3
Total other comprehensive income (loss), net of income taxes	308	(6,441)	15,677
Comprehensive income, net of income taxes	32,491	285,930	40,285
Components of comprehensive (income) loss attributable to noncontrolling interests:
Net (earnings) loss attributable to noncontrolling interests	(9,288)	(45,599)	12,398
Change in foreign currency translation adjustment attributable to noncontrolling interests	26	1,416	(1,310)
Change in unrealized gains and losses of available-for-sale securities attributable to noncontrolling interests	1	(1)	0
Comprehensive (income) loss attributable to noncontrolling interests	(9,261)	(44,184)	11,088
Comprehensive income attributable to Old IAC equity in IAC Holdings, Inc.	$ 23,230	$ 241,746	$ 51,373